Fees Summary	Jan. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,512,270
Previously Paid Amount	0.00
Total Fee Amount	1,175.54
Total Offset Amount	0.00
Net Fee	1,175.54
Narrative - Max Aggregate Offering Price	$ 8,512,270
Final Prospectus	true